Long term debt (Tables)	12 Months Ended
Jan. 31, 2020
Borrowings Abstract
Schedule of long term debt
	Mortgage on	Equipment and
	building	Vehicle loans	Total
Balance, January 31, 2019, 2018 and 2017	$—	$—	$—
Assumed in PP&E acquisitions	513,294	186,463	699,757
Payments	(16,910)	(62,511)	(79,421)
Balance, January 31, 2020	$496,384	$123,952	$620,336
Current portion	$23,707	$102,412	$126,119
Long-term portion	$472,677	$21,540	$494,217